Material Information on Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Information on Accounting Policies [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment	The useful lives of property, plant and equipment are:
Buildings	20 - 40 years
Machinery and equipment	10 - 20 years
Furniture and fixtures	2 - 10 years
Other equipment	2 - 5 years

Schedule of Useful Lives Are Used to Calculate Amortization	The following useful lives are used to calculate amortization:
Trademarks	10 – 20 years
Sanitary records	2 – 5 years
Licenses, customers and agreements	3 – 10 years
Product development	3 years

Schedule of the Operations of Each Reportable Segment

The following summary describes the operations of each reportable segment:

Reportable segment	Operations
NextGel	Development and manufacturing of Softgel and related technologies in USA, Brazil and Colombia
Procaps Colombia	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Colombia
CAN	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Northern Central America (Salvador, Guatemala, Nicaragua and Honduras)
CASAND	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Southern Central America (Panama and Costa Rica) and the North Andes District (Ecuador, Peru and Bolivia)
Diabetrics	Diabetes solutions and chronic disease management tool